Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Latin America Fund	Dec. 30, 2022
Fidelity Latin America Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(15.60%)
Past 5 years	1.96%
Past 10 years	(3.97%)
Fidelity Latin America Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.31%)
Past 5 years	1.43%
Past 10 years	(5.08%)
Fidelity Latin America Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.00%)
Past 5 years	1.46%
Past 10 years	(2.65%)
IXYE1
Average Annual Return:
Past 1 year	(7.94%)
Past 5 years	1.64%
Past 10 years	(1.99%)